SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       April 20, 2009

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $45,778

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100      867 18185.00 SH       SOLE                 18185.00
ALCOA INC.                     COM              013817101      149 20300.00 SH       SOLE                 20300.00
ALLIED CAPITAL CORP            COM              01903Q108       16 10300.00 SH       SOLE                 10300.00
ALLION HEALTHCARE INC          COM              019615103      460 100000.00SH       SOLE                100000.00
ALLOY INC.                     COM              019855303      139 33205.00 SH       SOLE                 33205.00
AMDOCS LTD                     COM              G02602103      978 52788.00 SH       SOLE                 52788.00
AMGEN, INC.                    COM              031162100      391  7900.00 SH       SOLE                  7900.00
AT&T INC                       COM              00206R102     5596 222046.00SH       SOLE                222046.00
BANK OF AMERICA CORP           COM              060505104      126 18508.00 SH       SOLE                 18508.00
BP PLC-SPONS ADR               COM              055622104      271  6750.00 SH       SOLE                  6750.00
CAREGUIDE INC.                 COM              14171a200        0 167000.00SH       SOLE                167000.00
CARLISLE COMPANIES             COM              142339100     5761 293486.09SH       SOLE                293486.09
CENTENNIAL COMM CORP A         COM              15133v208       85 10233.00 SH       SOLE                 10233.00
CISCO SYSTEMS                  COM              17275R102      294 17525.00 SH       SOLE                 17525.00
COCA COLA COMPANY              COM              191216100      344  7821.00 SH       SOLE                  7821.00
CONOCOPHILLIPS                 COM              20825c104     1640 41881.00 SH       SOLE                 41881.00
CVS CAREMARK CORP.             COM              126650100      651 23686.00 SH       SOLE                 23686.00
DELIA*S INC                    COM              246911101       68 40822.00 SH       SOLE                 40822.00
EMC CORP MASS                  COM              268648102      907 79575.00 SH       SOLE                 79575.00
EXXON MOBIL CORP               COM              30231g102     2537 37255.00 SH       SOLE                 37255.00
FIRST BANCORP INC.             COM              31866p102      698 44000.00 SH       SOLE                 44000.00
GENERAL ELECTRIC               COM              369604103     2199 217541.00SH       SOLE                217541.00
GENERAL MILLS INC              COM              370334104      294  5900.00 SH       SOLE                  5900.00
GENZYME CORP GENERAL DIVISION  COM              372917104      311  5233.00 SH       SOLE                  5233.00
GRAFTECH INTERNATIONAL LTD     COM              384313102      123 20000.00 SH       SOLE                 20000.00
IDEARC INC                     COM              451663108        0 10000.00 SH       SOLE                 10000.00
INDEPENDENT BANK CORP MA       COM              453836108      793 53755.01 SH       SOLE                 53755.01
INTEL CORP                     COM              458140100      672 44743.00 SH       SOLE                 44743.00
INTERNATIONAL BUSINESS MACHINE COM              459200101     1061 10955.00 SH       SOLE                 10955.00
JOHNSON & JOHNSON              COM              478160104     3807 72383.00 SH       SOLE                 72383.00
LAKELAND BANCORP INC           COM              511637100      296 36835.00 SH       SOLE                 36835.00
MERCK & COMPANY                COM              589331107     1136 42456.00 SH       SOLE                 42456.00
MICROSOFT                      COM              594918104     1549 84346.00 SH       SOLE                 84346.00
PEPSICO                        COM              713448108     1336 25957.00 SH       SOLE                 25957.00
PFIZER                         COM              717081103     3178 233297.00SH       SOLE                233297.00
PROCTER & GAMBLE               COM              742718109     1115 23674.00 SH       SOLE                 23674.00
SOUTHERN CO COM                COM              842587107      343 11215.00 SH       SOLE                 11215.00
STANDARD & POOR'S DEPOSITARY R COM              78462f103      500  6289.00 SH       SOLE                  6289.00
US BANCORP                     COM              902973304      241 16512.00 SH       SOLE                 16512.00
VALLEY NATIONAL BANCORP        COM              919794107      247 20000.00 SH       SOLE                 20000.00
VERIZON COMMUNICATIONS         COM              92343v104     3835 126995.00SH       SOLE                126995.00
WYETH                          COM              983024100      542 12600.00 SH       SOLE                 12600.00
VANGUARD INDEX EXTENDED MARKET                  922908207      219 10149.6560SH      SOLE               10149.6560